Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 272,842	$ 304,267	$ 1,297
Accounts receivable, net	434,908	559,255	44,548
Inventory, net		0	56,500
Prepaid expenses	45,574	21,513	12,765
Total Current Assets	753,324	885,035	115,110
Right of use asset	154,347
Property and equipment, net	5,096,282	5,533,680	2,493,224
Security deposit	19,528	11,306	6,356
Intangible Assets, net	15,054,453	15,793,346	326,250
Total Assets	21,077,934	22,223,367	2,940,940
Current Liabilities
Accounts payable and accrued liabilities	3,041,804	2,462,563	540,947
Contingent purchase consideration	2,500,000	2,500,000	0
Payable to Photo File, Inc.	631,634	686,943	0
Payable to Globe Photos, Inc.	10,000	10,000	10,000
Due to related parties	284,455	287,455	147,113
Lease liability	69,808
Notes payable - related parties	628,195	635,675	456,235
Notes payable, net of debt discount	185,000	185,000	417,500
Deferred revenue		0	75,000
Derivative liability		0	9,195
Loans payable, net of unamortized discounts	486,338	481,784	738,805
Convertible notes, net of debt discount and issuance costs	3,933,100	1,389,163	0
Convertible notes - related party, net of debt discount		266,537	0
Total Current Liabilities	11,770,334	8,905,120	2,394,795
Contingent purchase consideration	3,779,000	3,779,000
Lease liability - long term	109,010	0
Total Long-term Liabilities	3,888,010	3,779,000	0
Total Liabilities	15,658,344	12,684,120	2,394,795
Preferred stock value	0	0	0
Common stock value	857	816	32,557
Additional paid in capital	13,202,328	10,145,902	4,124,243
Treasury stock value		0	(88,000)
Accumulated deficit	(11,011,785)	(4,016,630)	(3,522,655)
Stockholders' equity attributable to Globe Photo, Inc.	2,191,400	6,130,088	546,145
Non controlling interest	3,228,190	3,409,159	0
Stockholders' Equity	5,419,590	9,539,247	546,145
Total Liabilities and Stockholders' Equity	$ 21,077,934	$ 22,223,367	$ 2,940,940